Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Abstract]
Beginning balance	$ 2,082,442	$ 1,731,517	$ 1,731,517
Reverse (Additional) through bad debt expense	(115,732)	$ (26,518)	263,972
Exchange rate difference	44,981		86,953
Ending balance	$ 2,011,691		$ 2,082,442